Taxation - Disclosure of tax losses and carry forwards explanatory (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Tax Losses and Carry Forwards [Line Items]
Unused tax losses for which no deferred tax asset recognised	¥ 337,671	¥ 88,840
Tax Year 2023 [Member]
Disclosure Of Tax Losses and Carry Forwards [Line Items]
Unused tax losses for which no deferred tax asset recognised	34	34
Tax Year 2024 [Member]
Disclosure Of Tax Losses and Carry Forwards [Line Items]
Unused tax losses for which no deferred tax asset recognised	22,854	27,025
Tax Year 2025 [Member]
Disclosure Of Tax Losses and Carry Forwards [Line Items]
Unused tax losses for which no deferred tax asset recognised	58,165	61,781
Tax Year 2026 [Member]
Disclosure Of Tax Losses and Carry Forwards [Line Items]
Unused tax losses for which no deferred tax asset recognised	¥ 256,618	¥ 0